EATON VANCE SPECIAL INVESTMENT TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 2-27962) certifies (a) that the forms of prospectus and statement of additional information dated November 3, 2014 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 146 (“Amendment No. 146”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 146 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-14-001449) on November 3, 2014.

Eaton Vance Bond Fund II

EATON VANCE SPECIAL INVESTMENT TRUST

By:  /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: November 7, 2014